Investments and loans in subsidiaries and joint ventures (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents					$ 719,808	$ 516,301	$ 213,372	$ 82,752
Total current assets					1,020,880	866,758
Other current liabilities (including trade payables)					149,288	127,377
Total current liabilities					199,916	188,395
Non-current
Assets					3,282,589	3,174,200
Total non-current liabilities					111,284	100,606
Net assets	$ (4,933)	$ (4,933)		$ 12,866	(5,172)	(4,933)	12,866
Revenue	1,280,217	1,200,777		1,001,420
Depreciation and amortization	0
Interest expense	3,107	3,193		4,411
Profit before income tax	480,854	402,605		260,778
Income tax expense	145,807	108,384		48,003
Post-tax profit	335,047	294,221		212,775
Other comprehensive income		1,600	[1]	(561)
Total comprehensive income	335,030	295,827		213,786
Opening net assets January 1	(4,933)	12,866
Profit for the period	335,047	294,221		212,775
Closing net assets	(5,172)	(4,933)		12,866
Interest in joint venture at 50.1%					(2,069)	(1,973)
Funding classified as long term debt by joint venture in 'other investments in joint ventures'					50,109	34,423	45,940
Carrying value					1,490,719	1,448,634	1,473,256
RAL 2 Limited [Member]
Current
Cash and cash equivalents					1,692	1,122
Other current assets (excluding cash)					5,790	1,922
Total current assets					7,482	3,044
Other current liabilities (including trade payables)					(19,911)	(24,706)
Total current liabilities					(19,911)	(24,706)
Non-current
Assets					32,583	46,978
Financial liabilities					(18,737)	(24,262)
Total non-current liabilities					(17,737)	(24,262)
Net assets	1,417	1,054			1,417	1,054
Revenue	18,679	22,179		23,840
Depreciation and amortization	(14,395)	(16,638)		(17,290)
Interest expense	(2,080)	(2,237)		(3,718)
Profit before income tax	363	442		455
Income tax expense	0	0		0
Post-tax profit	363	442		455
Other comprehensive income	0	0		0
Total comprehensive income	363	442		455
Opening net assets January 1	1,054
Profit for the period	363	442		$ 455
Closing net assets	$ 1,417	$ 1,054
Interest in joint venture at 50.1%					710	528	307
Funding classified as long term debt by joint venture in 'other investments in joint ventures'					26,644	31,128	41,243
Carrying value					$ 27,354	$ 31,656	$ 41,550

[1]	Other reserves include the cumulative charge recognized under IFRS 2 in respect of share option schemes (net of amounts transferred to share capital and share premium) as well as the foreign currency translation reserve and the movements in available-for-sale financial assets.